SUPPLEMENTAL CASH FLOW INFORMATION	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION

13.Supplemental Cash Flow Information

Capital expenditures on the Consolidated Condensed Statements of Cash Flows do not include additions which have been incurred but not paid for as of the end of the period.  The following table reconciles total capital expenditures incurred to total capital expenditures in the Consolidated Condensed Statements of Cash Flows:

	Six Months Ended
	March 31,
	2015	2014
	(in thousands)

Capital expenditures incurred	$679,771	$372,892
Additions incurred prior year but paid for in current period	123,548	29,264
Additions incurred but not paid for as of the end of the period	(39,954)	(45,403)
Capital expenditures per Consolidated Condensed Statements of Cash Flows	$763,365	$356,753

NOTE 11 SUPPLEMENTAL CASH FLOW INFORMATION

	Years Ended September 30,
	2014	2013	2012
	(in thousands)
Cash payments:
Interest paid, net of amounts capitalized	$5,374	$6,991	$10,711
Income taxes paid	$317,599	$363,326	$144,959

        Capital expenditures on the Consolidated Statements of Cash Flows for the years ended September 30, 2014, 2013 and 2012 do not include additions which have been incurred but not paid for as of the end of the year. The following table reconciles total capital expenditures incurred to total capital expenditures in the Consolidated Statements of Cash Flows:

	September 30,
	2014	2013	2012
	(in thousands)
Capital expenditures incurred	$1,047,176	$791,741	$1,082,678
Additions incurred prior year but paid for in current year	29,264	46,589	61,591
Additions incurred but not paid for as of the end of the year	(123,548)	(29,264)	(46,589)

Capital expenditures per Consolidated Statements of Cash Flows	$952,892	$809,066	$1,097,680